Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 1,049,341	$ 768,361
Cost of revenues	864,006	435,806
Gross Profit	185,335	332,555
Operating Expenses:
Selling expenses	313,130	107,387
General and administrative expenses	1,350,077	658,050
(Recovery of) provision for credit losses	(82,175)	89,584
Total Operating Expenses	1,581,032	855,021
Loss from Operations	(1,395,697)	(522,466)
Other Income (Expenses):
Interest expenses	(20,839)	(1,628)
Interest income	267	212
Other income (expenses), net	7,367	222
Total Other Expenses (Income)	(13,205)	(1,194)
Loss Before Income Taxes	(1,408,902)	(523,660)
Income Taxes Expense (Benefit)
Net loss from continuing operations	(1,408,902)	(523,660)
Net loss from discontinued operations		(192,973)
Net Loss	(1,408,902)	(716,633)
Less: Net loss attributable to non-controlling interest	(28,021)	(38,174)
Net loss attributable to ReTo Eco-Solutions, Inc.	(1,380,881)	(678,459)
Comprehensive Loss:
Net Loss	(1,408,902)	(716,633)
Other comprehensive loss:
Foreign currency translation adjustment	(398,954)	(489,400)
Comprehensive Loss	(1,807,856)	(1,206,033)
Less: Comprehensive loss attributable to non-controlling interest	37,148	(46,745)
Comprehensive loss attributable to ReTo Eco-Solutions, Inc.	(1,845,004)	(1,159,288)
Net loss attributable to ReTo Eco-Solutions, Inc.
Continuing operations	(1,380,881)	(523,660)
Discontinued operations		(154,799)
Total	$ (1,380,881)	$ (678,459)
Basic and Diluted Loss Per Share Attributable to ReTo Eco-Solutions, Inc.
Continuing operations basic (in Dollars per share)	$ (0.7)	$ (1.91)
Continuing operations diluted (in Dollars per share)	(0.7)	(1.91)
Discontinued operations basic (in Dollars per share)		(0.56)
Discontinued operations diluted (in Dollars per share)		(0.56)
Total (in Dollars per share)	$ (0.7)	$ (0.25)
Weighted average number of shares
Basic (in Shares)	1,960,715	274,536
Diluted (in Shares)	1,960,715	274,536